Note 17 - Deferred Income Tax and Social Contribution	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of deferred income tax and social contribution [text block]
17.	DEFERRED INCOME TAX AND SOCIAL CONTRIBUTION

Deferred taxes for income tax and social contribution taxes are calculated on temporary differences between the tax bases of these taxes and the accounting calculations of the Company, which include tax losses. The tax rates in Brazil, which are expected to be applicable upon the realization of the deferred taxes, are
25%
for income tax and
9%
for social contribution. For other regions in which the Company operates, the expected nominal rates are as follow:

Central America and the Caribbean	from 15%	to	27%
Latin America - South (i)	from 10%	to	30%
Canada		26.5%

(i) Amendments to Argentine tax legislation approved on
December 29, 2017
affected the Company beginning in
October 2018
reducing the income tax rate for the
first
two
years from
35%
to
30%
and, in subsequent years, to
25%.
Further, new amendments to the Argentine tax legislation approved on
December 23, 2019
postponed for
one
year the application of the income tax rate of
25%,
and extended for a
third
year the application of the
30%
rate.

Deferred tax assets are recognized to the extent that it is probable that future taxable profits are probable, which may
be offset against currently recorded temporary differences, with a particular emphasis on tax losses.

The amount of deferred income tax and social contribution by type of temporary difference is detailed as follows:

	2020			2019
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investments in securities	10.1	-	10.1	10.0	-	10.0
Intangibles	-	(1,253.0)	(1,253.0)	-	(1,067.5)	(1,067.5)
Employee benefits	971.2	(3.0)	968.2	750.0	(3.9)	746.1
Trade payables	3,917.1	(230.3)	3,686.8	2,330.3	(246.6)	2,083.7
Trade receivables	53.0	-	53.0	45.5	(3.3)	42.2
Derivatives	36.3	(118.7)	(82.4)	38.9	(217.2)	(178.3)
Interest-Bearing Loans and Borrowings	-	(1.8)	(1.8)	-	-	-
Inventory	288.7	(67.6)	221.1	372.0	(67.1)	304.9
Property, plant and equipment	430.8	(1,609.0)	(1,178.2)	290.4	(1,423.4)	(1,133.0)
Withholding tax on undistributed profits and royalties	-	(1,538.8)	(1,538.8)	-	(1,115.1)	(1,115.1)
Investments in joint ventures	-	(421.6)	(421.6)	-	(421.6)	(421.6)
Losses carried forward	1,739.7	-	1,739.7	877.3	(148.4)	728.9
Provisions	636.0	(1.3)	634.7	465.9	(2.3)	463.6
Impact of the adoption of IFRS 16 (Leases)	124.2	(1.6)	122.6	44.6	(1.9)	42.7
ICMS on the assessment bases of PIS/COFINS	-	(1,460.8)	(1,460.8)	-	-	-
Other items	79.2	(61.4)	17.8	89.0	(16.6)	72.4
Gross deferred tax assets / (liabilities)	8,286.3	(6,768.9)	1,517.4	5,313.9	(4,734.9)	579.0
Netting by taxable entity	(3,725.5)	3,725.5	-	(2,363.8)	2,363.8	-
Net deferred tax assets / (liabilities)	4,560.8	(3,043.4)	1,517.4	2,950.1	(2,371.1)	579.0

The Company only reclassifies the balances of deferred income tax and social contribution assets against liabilities to a net presentation basis when the applicable compensation criteria are met.

The critical estimates of Ambev's Management, as well the main contingent liabilities related to uncertainty about the tax treatment of income, are disclosed in Notes
3
(i) and
29,
respectively.

As at
December 31, 2020
the deferred tax assets and liabilities related to combined tax losses which are expected to be utilized/settled using temporary differences, as follows:

	2020
Deferred taxes not related to tax losses	to be realized until 12 months	to be realized after 12 months	Total

Investments in securities	-	10.1	10.1
Intangibles	(1.4)	(1,251.6)	(1,253.0)
Employee benefits	56.3	911.9	968.2
Trade payables	(204.9)	3,891.7	3,686.8
Trade receivables	44.6	8.4	53.0
Derivatives	(83.1)	0.7	(82.4)
Interest-bearing loans and borrowing	(1.6)	(0.2)	(1.8)
Inventory	244.2	(23.1)	221.1
Property, plant and equipment	62.3	(1,240.5)	(1,178.2)
Withholding tax on undistributed profits and royalties	(165.7)	(1,373.1)	(1,538.8)
Investments in joint ventures	-	(421.6)	(421.6)
Provisions	335.6	299.1	634.7
Impact of the adoption of IFRS 16 (Leases)	(0.7)	123.3	122.6
ICMS on the assessment bases of PIS/COFINS	-	(1,460.8)	(1,460.8)
Other items	35.9	(18.1)	17.8
Total	321.5	(543.8)	(222.3)

The majority of tax losses and negative social contribution bases on which deferred income tax and social contribution were calculated do not
have a statute of limitations. The use of credits related to tax losses is based on the projected future existence of taxable profits, limited to
30%
of taxable income for the year, according to the actual figures for prior years, and the projections of the Company's business in the economies in which it is located, and thus is in compliance with the applicable fiscal and accounting rules.

Deferred tax related to tax losses	2020
2021	599.8
2022	383.4
2023	153.4
2024	263.8
2025	95.8
2026 to 2028	207.4
2029 to 2030 (i)	36.1
Total	1,739.7

(i) There is
no
expectation of realization beyond a term of
ten
years.

As at
December 31, 2020,
the tax credits related to tax losses in the amount of
R$970.0
(
R$707.1
in
2019
) were
not
recorded, as realization is
not
probable.

A significant portion of the deferred tax asset related to tax losses amount does not
have any limits on carrying forward or utilization, and the tax losses carried forward in relation to credit are equivalent to
R$3,879.8
in
2020
(
R$2,811.6
in
2019
).

The net change in deferred income tax and social contribution is detailed as follows:

At December 31, 2018	(359.9)
Recognition of actuarial gains/(losses)	80.9
Investment hedge - put option on a subsidiary's interest	(13.0)
Cash flow hedge - gains/(losses)	106.7
Gains/(losses) on the translation of other foreign operations	660.5
Recognized in other comprehensive income	835.1
Recognized in the income statement	363.4
Changes directly in the balance sheet	(259.6)
Recognized in deferred tax	(263.5)
Effect of application of IAS 29 (hyperinflation)	(263.5)
Recognized in other groups in the balance sheet	3.9
At December 31, 2019	579.0
Recognition of actuarial gains/(losses)	56.2
Investment hedges in foreign operations	(1.0)
Investment hedges - put option of a subsidiary's interest	191.5
Cash flow hedge - gains/(losses)	96.8
Gains/(losses) on the translation of other foreign operations	1,529.5
Recognized in other comprehensive income	1,873.0
Recognized in the income statement	(713.6)
Changes directly in the balance sheet	(221.0)
Recognized in deferred tax	(174.3)
Effect of application of IAS 29 (hyperinflation)	(174.3)
Recognized in other groups in the of balance sheet	(46.7)
At December 31, 2020	1,517.4